Schedule of Investments (unaudited)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 87.4%
Communication Services — 16.2%
Diversified Telecommunication Services — 4.3%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,280,000	$1,037,970 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,150,000	2,474,084 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,550,000	798,918 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	2,130,000	656,975 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,380,000	1,072,071 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	290,000	226,825 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	4,880,000	5,543,587 (a)
Total Diversified Telecommunication Services				11,810,430
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	391,050 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,970,000	2,054,674 (a)
Total Entertainment				2,445,724
Interactive Media & Services — 0.3%
Snap Inc., Senior Notes	6.875%	3/1/33	800,000	810,514 (a)
Media — 6.0%
AMC Networks Inc., Senior Notes	4.250%	2/15/29	210,000	163,661
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	490,000	519,797 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	430,000	360,749 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,500,000	934,894
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	669,285 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,440,000	1,277,944 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	530,000	520,570 (a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,360,000	1,009,398
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,985,100	6,417,409
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	3,156,078	2,958,448 (b)
Gray Media Inc., Senior Notes	5.875%	7/15/26	1,000,000	1,000,270 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	522,500	444,778 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	500,000	434,075 (a)
Total Media				16,711,278
Wireless Telecommunication Services — 4.7%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	194,837 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	2,110,000	2,061,537 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,300,000	1,692,577 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,610,000	856,084 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	600,000	427,111 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,870,000	2,105,935 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,589,167
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	156,558
Sprint LLC, Senior Notes	7.625%	3/1/26	530,000	540,235
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000	473,932 (a)
Total Wireless Telecommunication Services				13,097,973

Total Communication Services				44,875,919
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 20.2%
Automobile Components — 3.1%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	340,000	$340,427 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,430,000	2,423,524
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000	458,267
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	420,000	430,097 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000	1,244,328 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	390,000	397,892 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,470,000	1,539,252 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	590,000	596,424 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	580,000	581,032 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	620,000	599,553 (a)
Total Automobile Components				8,610,796
Automobiles — 1.4%
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	950,000	952,628 (a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	640,000	616,240 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,490,000	2,427,342 (a)
Total Automobiles				3,996,210
Broadline Retail — 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,320,000	1,443,607 (a)
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,230,000	1,295,925 (a)
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	509,047 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,065,401
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,250,000	295,608 (a)
Total Diversified Consumer Services				1,870,056
Hotels, Restaurants & Leisure — 11.2%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,640,000 EUR	2,808,106 (a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	508,000	513,196 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	960,000	962,227 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	680,000	682,416 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	230,000	231,772 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,410,000 EUR	2,226,678
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,000,000	946,290 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,170,000	2,187,490 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,250,000	1,108,209 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	390,000	391,685 (a)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	1,000,000	1,003,146 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000	623,597 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	730,000	733,833 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,729,000	1,840,451 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	690,000	732,375 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,020,000	2,039,643 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,210,044 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000	1,222,913 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000	998,306 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000	$802,985 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,000,000	1,011,378 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000	1,867,751 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000	446,530 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000	855,477 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,020,000	1,898,883 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,500,000	1,579,770 (a)
Total Hotels, Restaurants & Leisure				30,925,151
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	610,000	609,579
Specialty Retail — 2.4%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	790,000	679,102 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,440,000	1,513,771 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	450,000	417,277 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	2,130,000	1,600,225 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	242,127 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,110,000	1,127,427
Upbound Group Inc., Senior Notes	6.375%	2/15/29	980,000	959,399 (a)
Total Specialty Retail				6,539,328
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	650,000	600,721 (a)

Total Consumer Discretionary				55,891,373
Consumer Staples — 0.5%
Beverages — 0.5%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,500,000	1,495,765 (a)

Energy — 10.7%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	570,000	576,413 (a)
Oil, Gas & Consumable Fuels — 10.5%
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	128,073
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	457,845
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	460,000	482,436 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	490,000	490,504 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,560,000	1,847,598
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000	1,047,334
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	950,000	948,387 (c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	481,000	468,870 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000	576,850 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	110,000	106,267 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000	727,567
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	800,000	836,561 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	928,140
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	902,883 (a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	760,000	771,780 (a)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	468,000	469,063
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	442,258
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	$547,863
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	670,000	673,785 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,640,000	2,600,878
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	777,394 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	419,274
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	453,373
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	576,464 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	582,256 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	280,000	294,382 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	563,390
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,470,000	2,513,987 (a)(c)(d)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	700,000	766,014 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	540,000	525,532 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	171,564
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	476,290
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,840,000	3,392,506
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	369,267
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,627,376
Total Oil, Gas & Consumable Fuels				28,964,011

Total Energy				29,540,424
Financials — 5.8%
Banks — 2.6%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	842,690 (a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,359,659 (a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	990,000	1,139,767 (d)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	940,000	943,237 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	390,000	399,995 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	440,000	445,206 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,132,286 (c)(d)
Total Banks				7,262,840
Capital Markets — 0.6%
Credit Suisse AG AT1 Claim	—	—	6,220,000	0 *(e)(f)(g)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	370,000	390,621 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	550,000	551,160 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	230,677 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000	592,328 (a)(c)(d)
Total Capital Markets				1,764,786
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.5%
FirstCash Inc., Senior Notes	6.875%	3/1/32	660,000	$675,313 (a)
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	709,161
Total Consumer Finance				1,384,474
Financial Services — 1.3%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	380,000	397,751 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	110,000 GBP	148,519 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,130,000	1,173,124 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	550,000	569,204 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	660,000	653,510 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	610,000	550,987 (a)
Total Financial Services				3,493,095
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	810,000	815,181 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000	698,915 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	540,000	562,272 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,261,187

Total Financials				15,981,563
Health Care — 7.2%
Health Care Providers & Services — 4.5%
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000	452,403 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,120,000	2,536,882 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,420,000	2,478,612 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,075,876
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	220,000	235,146 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,101,686 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	690,000	710,618 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	500,000	499,795
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,780,000	2,780,068
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	256,896
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000	139,668 (a)
Total Health Care Providers & Services				12,267,650
Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	1,500,000	1,456,647 (a)
Pharmaceuticals — 2.2%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	140,000	100,975 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,100,000	1,097,970 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	990,000	859,731 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	700,000	751,112 (a)
Par Pharmaceutical Inc., Escrow	—	—	300,000	0 *(a)(e)(f)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000	1,586,144
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	530,000	594,802
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	1,570,000	1,160,812
Total Pharmaceuticals				6,151,546

Total Health Care				19,875,843
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 11.6%
Aerospace & Defense — 1.3%
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000	$300,236 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,480,000	2,540,859 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	660,000	681,381 (a)
Total Aerospace & Defense				3,522,476
Building Products — 0.8%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	350,000	356,517 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	670,000	683,209 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,190,000	1,208,010 (a)
Total Building Products				2,247,736
Commercial Services & Supplies — 2.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	880,000	860,919
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,650,000	1,750,655
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,360,000	1,491,226
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	490,000	519,100
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	910,000	944,844 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	1,000,000	965,182 (a)
Total Commercial Services & Supplies				6,531,926
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	6.875%	8/15/32	430,000	440,510 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	140,000	142,333 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,250,000	2,485,964 (a)
Total Construction & Engineering				3,068,807
Electrical Equipment — 0.3%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	1,000,000	930,596 (a)
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,460,000	1,364,867 (a)
Machinery — 0.9%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,370,000	1,359,316
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000 EUR	1,042,880 (a)
Total Machinery				2,402,196
Passenger Airlines — 3.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	3,860,000	4,069,853 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	377,151
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,228,774 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,406,000	1,223,220 *(a)(h)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	360,000	313,200 *(a)(h)
Total Passenger Airlines				9,212,198
Professional Services — 0.5%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,300,000	1,334,120 (a)
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	650,000	650,479 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	327,550
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	602,138
Total Trading Companies & Distributors				1,580,167

Total Industrials				32,195,089
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 4.9%
Communications Equipment — 2.1%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	454,000	$408,953 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	2,370,000	2,469,599 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,500,000	1,376,569 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,150,000	1,613,766 (a)
Total Communications Equipment				5,868,887
Electronic Equipment, Instruments & Components — 0.3%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	320,000	339,161 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	310,000	322,259 (a)
Total Electronic Equipment, Instruments & Components				661,420
IT Services — 0.5%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	660,000	674,150 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	630,000	642,419 (a)
Total IT Services				1,316,569
Software — 1.8%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	3,430,000	3,560,059 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	390,000	391,454 (a)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	947,747 (a)
Total Software				4,899,260
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	430,000	449,447 (a)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	207,549
Total Technology Hardware, Storage & Peripherals				656,996

Total Information Technology				13,403,132
Materials — 7.2%
Chemicals — 0.3%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	606,353	7,958 *(a)(h)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	640,000	672,352 (a)
Total Chemicals				680,310
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,240,000	1,332,575 (a)
Containers & Packaging — 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,108,750	217,613 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,100,000	961,528 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,255,000	1,153,658 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	706,008 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,500,000	1,361,991 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/27	2,000,000	2,032,829 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	433,062
Total Containers & Packaging				6,866,689
Metals & Mining — 3.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,220,362
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	510,000	544,782 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,720,000	2,837,964 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,780,000	2,835,721 (a)(i)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	282,233
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	$1,068,253
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	255,892
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	834,387
Total Metals & Mining				10,879,594

Total Materials				19,759,168
Real Estate — 2.0%
Diversified REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	680,000	698,286 (a)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	275,462
Hotel & Resort REITs — 0.9%
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000	493,715
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,090,000	2,075,693
Total Hotel & Resort REITs				2,569,408
Real Estate Management & Development — 0.4%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	104,484	8,633 (b)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	80,758	2,416 (b)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	105,791	2,777 (b)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (c)(j)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	40,330	789 (b)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,750,000	174,825 *(j)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	290,000	312,073 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	620,000	635,217 (a)
Total Real Estate Management & Development				1,137,876
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	830,000	855,487 (a)

Total Real Estate				5,536,519
Utilities — 1.1%
Electric Utilities — 0.4%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	280,000	284,156 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	650,000	686,803 (a)
Total Electric Utilities				970,959
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000	1,390,141
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	650,000	675,977 (a)

Total Utilities				3,037,077
Total Corporate Bonds & Notes (Cost — $237,396,661)				241,591,872
Senior Loans — 8.0%
Communication Services — 1.3%
Interactive Media & Services — 0.7%
X Corp., Term Loan B1	—	10/27/29	720,000	718,906 (l)
X Corp., Term Loan B3	9.500%	2/14/30	1,070,000	1,094,075 (m)(n)
Total Interactive Media & Services				1,812,981
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — 0.6%
Getty Images Inc., Dollar Term Loan B1	—	2/21/30	80,000	$82,200 (l)
iHeartCommunications Inc., Refinanced Term Loan B (3 mo. Term SOFR + 6.037%)	10.391%	5/1/29	1,919,000	1,645,542 (d)(m)(n)
Total Media				1,727,742

Total Communication Services				3,540,723
Consumer Discretionary — 1.2%
Automobile Components — 0.3%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	822,236	790,785 (d)(m)(n)
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	1,350,000	346,781 (d)(m)(n)
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	1,147,861	1,151,093 (d)(m)(n)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.824%	1/27/29	989,822	991,148 (d)(m)(n)
Total Hotels, Restaurants & Leisure				2,142,241

Total Consumer Discretionary				3,279,807
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	6.565%	3/31/28	791,796	793,700 (d)(m)(n)

Financials — 0.5%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.324%	8/2/28	494,767	494,210 (d)(m)(n)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.324%	3/12/29	348,250	350,521 (d)(m)(n)
Financial Services — 0.2%
Boost Newco Borrower LLC, Term Loan B2 (2 mo. Term SOFR + 2.000%)	6.291%	1/31/31	598,500	599,547 (d)(m)(n)

Total Financials				1,444,278
Health Care — 1.3%
Health Care Equipment & Supplies — 0.8%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.574%	10/23/28	2,163,845	2,169,547 (d)(m)(n)
Health Care Providers & Services — 0.5%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.052%	5/16/31	1,496,250	1,447,629 (d)(m)(n)

Total Health Care				3,617,176
Industrials — 2.2%
Aerospace & Defense — 0.4%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.829%	2/28/31	992,513	993,753 (d)(m)(n)
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.840%	5/17/28	494,872	372,733 (d)(m)(n)
Quikrete Holdings Inc., Term Loan B3	—	2/10/32	650,000	649,698 (l)
Total Building Products				1,022,431
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.174%	5/12/28	1,984,615	1,989,041 (d)(m)(n)
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (3 mo. Term SOFR + 3.500%)	7.737%	4/30/30	792,030	$793,717 (d)(m)(n)
Passenger Airlines — 0.4%
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.322%	11/18/25	783,797	784,777 (d)(f)(m)(n)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	483,083	484,491 (d)(m)(n)
Total Passenger Airlines				1,269,268

Total Industrials				6,068,210
Information Technology — 0.9%
Software — 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.324%	10/16/26	912,397	887,593 (d)(m)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.324%	2/19/29	500,000	408,958 (d)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	558,600	547,314 (d)(m)(n)
Total Software				1,843,865
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	689,342	661,079 (d)(m)(n)

Total Information Technology				2,504,944
Materials — 0.3%
Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	895,944	895,289 (e)(f)(m)(n)

Total Senior Loans (Cost — $23,095,763)				22,144,127
Sovereign Bonds — 2.5%
Angola — 0.4%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,096,500 (a)
Argentina — 0.7%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	48,170	31,973 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,405,000	1,366,362 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	410,000	384,375 (a)
Total Argentina				1,782,710
Bahamas — 0.5%

Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,449,436 (a)
Dominican Republic — 0.6%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000	215,259 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000	1,072,317 (a)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	21,000,000 DOP	400,666 (j)
Total Dominican Republic				1,688,242
Jordan — 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000	766,346 (a)

Total Sovereign Bonds (Cost — $5,964,983)				6,783,234
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		23,824	601,318 (d)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		7,274	171,739 (d)
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — continued
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		13,294	$330,356 (d)

Total Preferred Stocks (Cost — $1,091,592)				1,103,413
		Maturity Date	Face Amount†
Collateralized Mortgage Obligations(o) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $379,998)	7.023%	1/25/40	380,000	383,211 (a)(d)
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,797	51,736 *

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	37,052 *(e)(f)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	1,096 *(e)

Total Common Stocks (Cost — $45,429)				89,884
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $12,469)		5/28/28	13,023	1,986 *
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost — $437)	0.000%	9/30/28	13,656	222 (j)
Total Investments before Short-Term Investments (Cost — $267,987,332)				272,097,949
			Shares
Short-Term Investments — 2.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,350,974)	4.320%		5,350,974	5,350,974 (p)(q)
Total Investments — 100.4% (Cost — $273,338,306)				277,448,923
Liabilities in Excess of Other Assets — (0.4)%				(1,006,144)
Total Net Assets — 100.0%				$276,442,779

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Defined Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	The coupon payment on this security is currently in default as of February 28, 2025.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(k)	The maturity principal is currently in default as of February 28, 2025.
(l)	All or a portion of this loan has not settled as of February 28, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $5,350,974 and the cost was $5,350,974 (Note 2).

Abbreviation(s) used in this schedule:
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	46,810	USD	57,710	BNP Paribas SA	4/16/25	$1,166
USD	2,865,766	EUR	2,770,143	Morgan Stanley & Co. Inc.	4/16/25	(14,938)
Net unrealized depreciation on open forward foreign currency contracts						$(13,772)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Defined Opportunity Fund Inc.
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$2,920,000	12/20/29	5.000% quarterly	$223,466	$234,276	$(10,810)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010, and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025, and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$15,981,563	$0 *	$15,981,563
Health Care	—	19,875,843	0 *	19,875,843
Other Corporate Bonds & Notes	—	205,734,466	—	205,734,466
Senior Loans:
Industrials	—	5,283,433	784,777	6,068,210
Materials	—	—	895,289	895,289
Other Senior Loans	—	15,180,628	—	15,180,628
Sovereign Bonds	—	6,783,234	—	6,783,234
Preferred Stocks	$1,103,413	—	—	1,103,413
Collateralized Mortgage Obligations	—	383,211	—	383,211
Common Stocks:
Materials	—	—	37,052	37,052
Other Common Stocks	—	52,832	—	52,832
Warrants	1,986	—	—	1,986
Convertible Bonds & Notes	—	222	—	222
Total Long-Term Investments	1,105,399	269,275,432	1,717,118	272,097,949
Short-Term Investments†	5,350,974	—	—	5,350,974
Total Investments	$6,456,373	$269,275,432	$1,717,118	$277,448,923
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,166	—	$1,166
Total	$6,456,373	$269,276,598	$1,717,118	$277,450,089

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$14,938	—	$14,938
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	10,810	—	10,810
Total	—	$25,748	—	$25,748

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,543,966	$78,985,996	78,985,996	$76,178,988	76,178,988

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$169,125	—	$5,350,974

Western Asset High Yield Defined Opportunity Fund Inc. 2025 Quarterly Report